Derivative Instruments and Hedging Activities - Summary of Cross Currency Swap Agreements (Details) kr in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 NOK (kr)
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability) $	$ 398
Cross-Currency Interest Rate Contract
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability) $	$ (19,778)
Cross-Currency Interest Rate Contract | NIBOR | 4.60% Margin
Derivative [Line Items]
Margin	4.60%	4.60%
Fixed Rate Payable	7.89%	7.89%
Fair Value / Carrying Amount of Asset (Liability) $	$ (14,386)
Derivative, Average Remaining Maturity	8 months 12 days
Derivative, Notional Amount	$ 102,000	kr 850,000
Cross-Currency Interest Rate Contract | NIBOR | 5.15% Margin
Derivative [Line Items]
Margin	5.15%	5.15%
Fixed Rate Payable	5.74%	5.74%
Fair Value / Carrying Amount of Asset (Liability) $	$ (84)
Derivative, Average Remaining Maturity	2 years 8 months 12 days
Derivative, Notional Amount	$ 112,000	kr 1,000,000
Cross-Currency Interest Rate Contract | NIBOR | Four point ninety percent
Derivative [Line Items]
Margin	4.90%	4.90%
Fixed Rate Payable	6.37%	6.37%
Fair Value / Carrying Amount of Asset (Liability) $	$ (5,308)
Derivative, Average Remaining Maturity	3 years 10 months 24 days
Derivative, Notional Amount	$ 117,000	kr 1,000,000